As filed with the Securities and Exchange Commission on January 12, 2001

                                                              File No. 333-18737
                                                              File No. 811-07989

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                           Pre-Effective Amendment No.              [ ]

                           Post-Effective Amendment No. 9           [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                           Amendment No. 11                         [X]

                             METROPOLITAN WEST FUNDS
               (Exact Name of Registrant as Specified on Charter)

                        11766 Wilshire Blvd., Suite 1580
                          Los Angeles, California 90025
                    (Address of Principal Executive Offices)

                                 (310) 966-8900
                         (Registrant's Telephone Number)

                               Scott B. Dubchansky
                        11766 Wilshire Blvd., Suite 1580
                          Los Angeles, California 90025
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box).


     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on ______________ pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [X] on March 30, 2001 pursuant to paragraph (a)(2) of Rule 485


                                   ----------
                     Please send Copy of Communications to:

     DAVID A. HEARTH, ESQ.                         SANDRA L. ADAMS
     Paul, Hastings, Janofsky & Walker LLP         PFPC Inc.
     345 California Street                         3200 Horizon Drive
     San Francisco, CA  94104-2635                 King of Prussia, PA  19406

                             METROPOLITAN WEST FUNDS

                       CONTENTS OF REGISTRATION STATEMENT


This registration statement contains the following documents*.

         Part A - Combined Prospectus for

                           INTRINSIC VALUE EQUITY FUND
                           INTERNATIONAL VALUE FUND

         Part B - Combined Statement of Additional Information for

                           INTRINSIC VALUE EQUITY FUND
                           INTERNATIONAL VALUE FUND

         Part C - Registrant

         Signature Page

*The prospectus and statement of additional information for the following funds are not included in this filing:

         METROPOLITAN WEST TOTAL RETURN BOND FUND - Class I Shares METROPOLITAN WEST LOW DURATION BOND FUND - Class I Shares METROPOLITAN WEST SHORT-TERM INVESTMENT FUND - Class I Shares METROPOLITAN WEST TOTAL RETURN BOND FUND - Class M Shares METROPOLITAN WEST LOW DURATION BOND FUND - Class M Shares METROPOLITAN WEST SHORT-TERM INVESTMENT FUND - Class M Shares METROPOLITAN WEST ALPHATRAK 500 FUND - Undesignated Shares

                                    MW FUNDS

                               ------------------

                     MW CAPITAL INTRINSIC VALUE EQUITY FUND
                      MW CAPITAL INTERNATIONAL VALUE FUND

                               ------------------

                                   PROSPECTUS

                                 MARCH 30, 2001

                 This prospectus contains essential information
              for anyone considering an investment in these Funds.
                Please read this document carefully and retain it
                              for future reference.

                     THE SECURITIES AND EXCHANGE COMMISSION
                HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
           OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
             IT IS A CRIMINAL OFFENSE TO STATE OR SUGGEST OTHERWISE.

                               ------------------

                    METROPOLITAN WEST CAPITAL MANAGEMENT, LLC

                               ------------------

              For any additional information or questions regarding
            information contained herein, please call (800) 241-4671

                             METROPOLITAN WEST FUNDS

                                TABLE OF CONTENTS

                                                                       PAGE

RISK/RETURN SUMMARY AND FUND EXPENSES....................................1

         INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -
              INTRINSIC VALUE EQUITY FUND................................1

         PERFORMANCE - INTRINSIC VALUE EQUITY FUND.......................2

         FEES AND EXPENSES - INTRINSIC VALUE EQUITY FUND.................2

RISK/RETURN SUMMARY AND FUND EXPENSES....................................3

         INVESTMENT OBJECTIVE, STRATEGIES AND RISKS -
              INTERNATIONAL VALUE FUND...................................3

         PERFORMANCE - INTERNATIONAL VALUE FUND..........................4

         FEES AND EXPENSES - INTERNATIONAL VALUE FUND....................4

FURTHER INFORMATION ABOUT INVESTMENT OBJECTIVES,
         POLICIES AND RISKS..............................................5

ADVISER PERFORMANCE -- PREDECESSOR ACCOUNTS..............................7

ORGANIZATION AND MANAGEMENT.............................................11

HOW TO PURCHASE SHARES..................................................13

HOW TO REDEEM SHARES....................................................15

DIVIDENDS AND TAX STATUS................................................17

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - INTRINSIC VALUE EQUITY FUND



OBJECTIVE

The MW CAPITAL INTRINSIC VALUE EQUITY FUND (the "INTRINSIC VALUE FUND") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Metropolitan West Capital Management, LLC (the "Subadviser ") seeks to identify stocks of high-quality, growing businesses selling at a discount to what it regards as their "intrinsic" values. The investment team believes it can add value through superior stock selection, appropriate sector weightings and broad diversification. This conservative "value" style is best suited for those investors with a long-term investment horizon. There can be no assurance, however, that the Subadviser's judgment about the higher potential value of an equity security will ever be reflected in the market price of that security.

The intrinsic value approach is a type of "fundamental" analysis, which means the Subadviser focuses on the underlying valuation of a company relative to its prospects for growth, profitability and the capability of management. The investment team evaluates each security as a business, not simply a stock market vehicle. Team members assess the company much like a prudent businessperson would when considering the purchase of the entire enterprise. The focus is long-term and this conservative style is designed to foster capital preservation and consistency of returns.

The Subadviser expects to emphasize investments in large capitalization companies, but will also invest in some mid-capitalization companies (meaning a stock market value of $2 billion to $15 billion).

PRINCIPAL INVESTMENT RISKS

By investing in stocks, the Fund may expose you to certain market risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to activities of individual companies.

Market risk is the risk that the price of a security will rise or fall because of changing economic, political or market conditions, or because of a company's individual situation. Additional market-related risks for this Fund include the risk that:

- Value stocks fall out of favor (as has been the case during most of the past several years)

- The market continues indefinitely to undervalue the stocks in the Fund's portfolio

- The stocks in the Fund's portfolio turn out to be undervalued because the Subadviser's initial evaluation of the stock was mistaken

- If the Fund's holdings reflect an overweighting of certain market sectors compared to a general market index, the Fund's value may be more volatile than that index.

WHO MAY WANT TO INVEST?

This Fund may be appropriate for investors who are:

         - seeking long-term capital appreciation (without the need for current income);

         - willing to leave their money invested in the Fund for at least three years;

         -        able to tolerate a loss in the value of their investment;

         -        not seeking absolute principal stability.


                         THE FUND ALONE DOES NOT PROVIDE
                           A BALANCED INVESTMENT PLAN.

PERFORMANCE - INTRINSIC VALUE EQUITY FUND

The Fund is new and does not have a full calendar year of investment returns as of the date of this prospectus.

FEES AND EXPENSES - INTRINSIC VALUE EQUITY FUND

As an investor in the Fund, you will pay the following expenses. The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)

           Management Fees (1)......................................... 0.70%
           Rule 12b-1 Expenses (2)..................................... 0.00%
           Other Expenses.............................................. 0.45%
                                                                        -----
                   Total Annual Fund Operating Expenses................ 1.15%
                                                                        =====
           Fee Reduction and/or Expense Reimbursement (3) ............. 0.25%
                   Net Expenses........................................ 0.90%

(1) This includes a monthly fee payable by the Adviser to the Subadviser at an annual rate of 0.55% for investment management services.

(2) The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(3) The Adviser and Subadviser have contractually agreed to reduce their fees and/or absorb expenses, and to pay a portion of the Fund's distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) to 0.90%. This contract has a one-year term, renewable at the end of each fiscal year. Expense information is estimated.

EXAMPLE:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

-        $10,000 initial investment in the Fund

-        5% annual return

-        redemption at the end of each period

-        no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      3 Years
   ------      -------
    $91          $340

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - INTERNATIONAL VALUE FUND


OBJECTIVE

The MW CAPITAL INTERNATIONAL VALUE FUND (the "INTERNATIONAL VALUE FUND") seeks long-term capital appreciation with relatively low volatility.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a broad array of foreign publicly traded and privately placed or non-listed securities and American Depositary Receipts ("ADRs") traded in the United States. The Fund may also invest in derivatives and other securities in an effort to hedge the currency risks of foreign securities (but the Fund normally will not hedge those risks).

The Subadviser will invest in a diversified group of politically stable countries and emphasize those with stock markets it believes are generally undervalued. The Fund will also be diversified among economic sectors and specific industries.

Within these stock markets, the Subadviser seeks to identify stocks of foreign companies that it believes are undervalued relative to prospects for growth, profitability and capability of management. The Subadviser prefers that company management exhibit efforts to enhance shareholder value.

The Subadviser also will emphasize companies it believes are sufficiently seasoned to compete successfully internationally and with enough financial strength to provide stability during adverse economic periods. The Subadviser expects to emphasize investments in large capitalization companies, but will also invest in some mid-capitalization companies (meaning a stock market value of $2 billion to $15 billion).

PRINCIPAL INVESTMENT RISKS

By investing in stocks, the Fund may expose you to certain market risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to activities of individual companies.

Because foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. Even ADRs traded in the U.S. may be affected by currency rates because of the effect on the underlying company or security. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities.

The Fund's investments in mid-cap stocks may expose shareholders to additional risks. Medium-sized companies typically have more limited markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, mid-cap stocks, and therefore the Fund, may fluctuate significantly more in value than large-cap stocks and funds that focus exclusively on them.

WHO MAY WANT TO INVEST?

This Fund may be appropriate for investors who are:

         - seeking long-term capital appreciation (without the need for current income);

         - willing to leave their money invested in the Fund for at least three years;

         -        able to tolerate a loss in the value of their investment;

         -        not seeking absolute principal stability.


                         THE FUND ALONE DOES NOT PROVIDE
                           A BALANCED INVESTMENT PLAN.

PERFORMANCE - INTERNATIONAL VALUE FUND

The Fund is new and does not have a full calendar year of investment returns as of the date of this prospectus.

FEES AND EXPENSES - INTERNATIONAL VALUE FUND

As an investor in the Fund, you will pay the following expenses. The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

ANNUAL FUND OPERATING EXPENSES -
(FEES PAID FROM FUND ASSETS)

           Management Fees (1)........................................... 0.95%
           Rule 12b-1 Expenses (2)....................................... 0.00%
           Other Expenses................................................ 0.65%
                                                                          -----
                   Total Annual Fund Operating Expenses.................. 1.60%
                                                                          =====
           Fee Reduction and/or Expense Reimbursement (3)................ 0.25%
                   Net Expenses.......................................... 1.35%

(1) This includes a monthly fee payable by the Adviser to the Subadviser at an annual rate of 0.80% for investment management services.

(2) The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(3) The Adviser and Subadviser have contractually agreed to reduce their fees and/or absorb expenses, and to pay a portion of the Fund's distribution expenses, to limit the Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) to 1.35%. This contract has a one- year term, renewable at the end of each fiscal year. Expense information is estimated.

EXAMPLE:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

-        $10,000 initial investment in the Fund

-        5% annual return

-        redemption at the end of each period

-        no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      3 Years
   ------      -------
    $137         $479

                            FURTHER INFORMATION ABOUT

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS


GENERAL

The Fund descriptions set forth in the Risk/Return Summary section of this Prospectus are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one Fund. Each Fund's investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.

"INTRINSIC" VALUE APPROACH

The Subadviser believes that not all value investing strategies are the same or produce similar investment results. The Subadviser's "intrinsic" value approach described earlier has other distinguishing features. For example, the Subadviser currently places more emphasis on price-to-sales ratios (PSR) than conventional price/earnings ratios because they have determined that PSR is a much better valuation measure. Recent studies have shown that PSR may be one of the most useful valuation methods available today; yet it is generally not well understood and rarely used. The Subadviser continuously searches for "hidden value" that it believes is not being recognized by the investment community. Each Fund's Subadviser will often select investments for the Fund that are considered to be unattractive by other investors or are unpopular with the financial press.

Successful value investing requires an understanding that a cheap stock may not be a good value or sound investment. The Subadviser seeks to buy only well-managed businesses with improving fundamentals. This approach requires the existence of one or more positive catalysts for change that will lead to added shareholder value and a higher stock price. The ability and discipline to identify fine companies selling at low prices with positive catalysts, and the patience to let those investments mature, is the foundation of the Subadviser's strategy.

PORTFOLIO TURNOVER

Portfolio securities are sold whenever the Subadviser believes it appropriate, regardless of how long the securities have been held. Each Fund's investment program emphasizes active portfolio management intended to accomplish a long-term objective. The Subadviser does not expect portfolio turnover significantly to exceed that of comparable funds. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

RISKS OF INVESTING IN FOREIGN SECURITIES

Investments by the INTERNATIONAL VALUE FUND in foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability;
(c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards;
(i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

RISKS OF USING CERTAIN DERIVATIVES

Participation in the options or futures markets by the INTERNATIONAL VALUE FUND involves investment risks and transaction costs to which this Fund would not be subject absent the use of these strategies. If the Subadviser's predictions of movements in the direction of the securities or currency markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Subadviser's ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or collateral securities in connection with futures transactions and certain options. The Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which the Fund may invest.

DEFENSIVE INVESTMENTS

At the discretion of the Subadviser, each Fund may invest up to 100% of its assets in cash equivalents for temporary defensive purposes. Such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.

RISKS OF OTHER INVESTMENT TECHNIQUES

The Subadviser may cause the INTERNATIONAL VALUE FUND to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Subadviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by the Fund. The Fund will not make total short sales exceeding 25% of the value of the Fund's assets. If the value of the security sold short increases, the Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

                   ADVISER PERFORMANCE -- PREDECESSOR ACCOUNTS

INTRINSIC VALUE STOCK ASSETS




Set forth in the table below is certain performance data provided by the Subadviser relating to a performance record of the Subadviser for investment advisory accounts (the "Intrinsic Value Accounts"), during the period January 1, 1998 through December 31, 2000, utilizing the specific investment approach specified for the INTRINSIC VALUE EQUITY FUND under the Fund's "Investment Objective, Strategies and Risks." These performance data for the Subadviser are not the performance results of any Fund in this Prospectus. The Intrinsic Value Accounts constituted all of the accounts managed by the Subadviser that have an identical or substantially similar investment objective or investment approach as the INTRINSIC VALUE EQUITY FUND. The Intrinsic Value Accounts were not subject to the same types of expenses to which the INTRINSIC VALUE FUND is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the INTRINSIC VALUE FUND by the Investment Company Act of 1940, as amended. The results presented are not intended to predict or suggest the return to be experienced by the INTRINSIC VALUE FUND or the return an investor might achieve by investing in the INTRINSIC VALUE FUND. Investors should not rely on the following performance data as an indication of future performance of the Subadviser or of the INTRINSIC VALUE FUND.






                    TOTAL RETURN OF INTRINSIC VALUE ACCOUNTS

---------------------------------------- -------------------------------------- -------------------------------
                                                                                            JAN. 1, 1998-
                                                                                            DEC. 31, 2000
                                                         2000                               -------------
                                                      (FULL YEAR)                           (ANNUALIZED)
                                                      -----------

Intrinsic Value Accounts
Performance Record..................                      9.04%                                 14.27%

Russell 1000 Value..................                      7.01%                                  9.93%

S&P BARRA Value.....................                      6.08%                                 11.10%

S&P 500.............................                     -9.08%                                 12.25%
---------------------------------------- -------------------------------------- --------------------------------------

Please read the following important notes concerning the Intrinsic Value
Accounts.

- The Subadviser is a registered investment advisor. Prior to December 23, 1999, the Subadviser was a dba of the equity division of Metropolitan West Financial, a registered investment adviser.

- The Composite consists of accounts that are managed with a view toward conservative capital appreciation.

- The Composite includes all actual fully discretionary Intrinsic Value Equity accounts (and for the periods prior to December 31, 1998, the equity plus cash portion of all Intrinsic Value Balanced accounts) managed by the Subadviser that meet the following criteria: Equity assets greater than $250,000 at time of initial inclusion, no material client restrictions, managed for more than one quarter and no material contributions to or withdrawals from the managed portfolio. As of December 31, 2000, the Composite market value was $322.4 million representing 202 accounts and 19.2% of total firm assets.

- The Composite consists of both tax-exempt and taxable accounts. Any possible tax liabilities incurred by the taxable accounts have not been reflected in the performance returns.

-   No leverage has been used in the accounts included in the Composite.

- Benchmarks: The S&P/BARRA Value Index represents U.S. companies with lower price-to-book ratios. It is an unmanaged, market-value-weighted index. The Russell 1000 Value Index measures the performance of the 1000 largest U.S. companies that exhibit lower price-to-book ratios and lower forecasted growth rates. The S&P 500 Stock Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is an unmanaged, market-value-weighted index.

- Results for the full historical period are calculated in U.S. dollars and are time weighted with Composite results weighted using beginning-of-period asset values.

- Except for "wrap" accounts (see next note), the performance results reflect the deduction of brokerage commissions and (where indicated) investment advisory fees. They do not reflect custodial fees if separately charged. All performance results reflect the reinvestment of dividends and other earnings.

- An account's assets consist of cash, cash equivalents and equity securities. Securities transactions are accounted for on the trade date. Account assets include interest as earned and dividends receivable accrued as of the ex-dividend date.

- Contributions and withdrawals greater than 10% of the market value of portfolios are not considered cash flows for the purposes of calculating time-weighted performance returns. Such cash flows are deemed special assets and are only considered as they are invested. The investment period may typically be four to eight weeks. During periods in which cash flows exceed 10%, the percentage cash allocation at the beginning of the period is held constant throughout the period.

Special Note Concerning Subadviser Investment Returns: Investors should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns for the Intrinsic Value Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten-year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown for the Intrinsic Value Accounts are net of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for the Fund be net of advisory fees as well as all other applicable Fund operating expenses.

INTERNATIONAL VALUE STOCK ASSETS

                           ORGANIZATION AND MANAGEMENT




THE ADVISER

Metropolitan West Asset Management, LLC, with principal offices at 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025, acts as the investment adviser to the Funds and generally administers the affairs of the Trust. The Adviser's website is www.mwamllc.com. Subject to the direction and control of the Board of Trustees, the Adviser supervises the activities of the Subadviser in the purchase and sale of securities and other assets held in the portfolios of the Funds. The Adviser is a registered investment adviser organized in 1996. The Adviser managed approximately $__ billion of fixed-income investments as of _____, 2001 on behalf of institutional clients and the Funds. The Adviser is majority-owned by its key executives, with a minority ownership stake held by Metropolitan West Financial, Inc. ("MWF"), a registered investment adviser. MWF's affiliate, Metropolitan West Securities, Inc. ("MWS"), has managed fixed-income investments since 1992. MWS managed approximately $__ billion for its clients as of _______, 2001.

THE SUBADVISER

Metropolitan West Capital Management, LLC, with principal offices at 610 Newport Center, Suite 1000, Newport Beach, California 92660, acts as the investment subadviser to the Funds. Subject to the direction and control of the Board of Trustees and the Adviser, the Subadviser arranges for the purchase and sale of securities and other assets held in the portfolios of the Funds. The Subadviser is a registered investment adviser organized in 1999. The Subadviser managed approximately $___ billion of securities as of _____, 2001 on behalf of institutional clients and high-net worth individuals. The Subadviser is affiliated with the Adviser. Like the Adviser, the Subadviser is majority-owned by its key executives, with a minority stake held by MWF.

PORTFOLIO MANAGERS

The portfolio managers who have day-to-day responsibility for the management of the Funds' portfolios are listed below, together with their biographical information for the past five years.

HOWARD GLEICHER, CFA, holds a B.S. and an M.S. in Electrical Engineering from Stanford University and an M.B.A. from Harvard Business School. He is currently Chief Executive Officer and Chief Investment Officer of the Subadviser. Prior to joining the Subadviser in ____ 19__, Mr. Gleicher was a Vice President and Equity Portfolio Manager at Pacific Investment Management Company (PIMCO) from ____ 19__ to ____ 19__ and Principal and Portfolio Manager at Palley-Needelman Asset Management, Inc. from ____ 19__ to ____ 19__. Mr. Gleicher has 12 years of investment experience.

GARY W. LISENBEE holds a B.A. in Accounting and an M.A. in Economics from California State University, Fullerton and is currently the President of the Subadviser. Prior to joining the Subadviser in _____ 19__, Mr. Lisenbee was a Partner at Phelps Investment Management from ____ 19__ to ____ 19__, Senior Vice President and Portfolio Manager at Van Deventer & Hoch from ____ 19__ to ____ 19__ and Principal and Portfolio Manager at Palley-Needelman Asset Management, Inc. from ____ 19__ to ____ 19__. Mr. Lisenbee has 25 years of investment experience.

MANAGEMENT FEES AND OTHER EXPENSES

Advisory and Subadvisory Fees. Under the Investment Advisory Agreement relating to the INTRINSIC VALUE EQUITY FUND, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund's average daily net assets. Under a Subadvisory Agreement between the Adviser and the Subadviser, the Adviser pays the Subadviser a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the INTERNATIONAL VALUE FUND, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.95% of the Fund's average daily net assets. Under a Subadvisory Agreement between the Adviser and the Subadviser, the Adviser pays the Subadviser a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily net assets.

The Investment Advisory Agreement and the Subadvisory Agreement permit the Adviser and the Subadviser to recoup fees they did not charge and Fund expenses they paid, provided that those amounts are recouped within three years of being reduced or paid. They may not recoup amounts that would make a Fund's total expenses exceed the applicable limit.

Rule 12b-1 Fee. The Funds have a Share Marketing Plan or "12b-1 Plan" under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed .25% of its average net assets annually (all of which may be for service fees). Currently, the Board of Trustees of the Funds is waiving all of these fees for the Funds.

Compensation of Other Parties. Either of the Adviser and Subadviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of the Funds and for providing services to shareholders. They may use their own funds to sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Adviser and the Subadviser also manage individual investment advisory accounts. They reduce the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client's assets invested in any Fund.

The Investment Advisory Agreement and Subadvisory Agreement permit the Adviser and Subadviser to allocate brokerage based on sales of shares of the Funds. No such allocation has been made to date.

THE TRANSFER AGENT AND ADMINISTRATOR

PFPC Inc. ("PFPC") serves as transfer agent and administrator to the Trust pursuant to a Services Agreement and also provides accounting and certain custody services. The business address of PFPC is 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

THE DISTRIBUTOR

PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund.

                             HOW TO PURCHASE SHARES




REGULAR PURCHASES

The minimum initial investment in each Fund is $5,000. For retirement plan investments the initial minimum is $1,000. There are no minimums for subsequent investments. The Trust and the Transfer Agent reserve the right to reject any order and to waive its minimum investment requirement if you invest through certain fund networks or other financial intermediaries. In such cases, the minimums associated with the policies and programs of the fund network or financial intermediary will apply. You may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds.

     Wire to: Boston Safe Deposit & Trust
     ABA No. 01-10-01234 for PFPC
     Account No. 011835
     Credit:  (Name of Fund)
     FBO:  (Shareholder name and account number)

Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the New York Stock Exchange will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent at the following address:

     MW Funds
     c/o PFPC, Inc.
     211 South Gulph Road
     P.O. Box 61767
     King of Prussia, Pennsylvania 19406

You may also purchase shares by sending a check payable to Metropolitan West Funds, together with the application form to the address above.

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased for your account at the net asset value next determined after receipt by the Transfer Agent, or an authorized sub-agent, of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

The Trust will only accept a check when the Trust is the primary payee. Third party checks will not be accepted for payment. The Trust may also accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.

Inquiries about your account should be directed to Metropolitan West Funds, c/o PFPC Inc., P.O. Box 61767, King of Prussia, PA 19406.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Adviser or Subadviser. Prior to making such a purchase, you should call the Adviser or Subadviser to determine if the securities you wish to use to make a purchase are appropriate.

BY AUTOMATIC INVESTMENT PLAN

Once an account has been opened, you can make additional purchases of shares of the Funds through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Funds. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund or Funds designated on the enclosed Account Application. The Funds may alter, modify or terminate this Plan at any time. To begin participating in this Plan, please complete the automatic investment plan section found on the

Account Application or contact the Funds at (800) 241-4671.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker' (or agent') name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

NET ASSET VALUE

The net asset value per share of each Fund is determined on each day the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund's portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. The daily net asset value may not reflect the closing market price for foreign stock exchanges in other time zones or for a futures contracts held by the Funds because the markets for certain futures will close shortly after the time net asset value is calculated. See "Net Asset Value" in the Statement of Additional Information for further information.

                              HOW TO REDEEM SHARES




REGULAR REDEMPTIONS

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a package via overnight mail services, send to Metropolitan West Funds, c/o the Transfer Agent, the address is: 211 South Gulph Road, P.O. Box 61767, King of Prussia, Pennsylvania 19406.

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required documents. The shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent or other agent of the Funds. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent' records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Funds in advance by calling (800) 241-4671.

Redemptions will be processed only on a day during which the New York Stock Exchange is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Funds are sure that your check has cleared. This could take up to 15 calendar days after your purchase order.

EXCHANGES OF SHARES

You are permitted to exchange your shares in a Fund for shares of other Funds in the Trust, provided that those shares may legally be sold in the state of your residence and you have selected the appropriate box on the Account Application. Shares subject to an exchange must have a current value of at least $1,000. An exchange of shares is treated for federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shares exchanged for shares of another Fund will be priced at their respective net asset values.

SYSTEMATIC WITHDRAWAL PLAN

If you own or are purchasing shares of the Funds having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. This Plan provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annually or annual basis. You may establish this Plan by completing this section on the Account Application or by calling the Funds at (800) 241-4671. Notice of all changes concerning this Plan must be received by PFPC at least two weeks prior to the next scheduled payment. Further information regarding this Plan and its requirements can be obtained by contacting the Funds at (800) 241-4671.

TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent's records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling PFPC at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder's bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund's net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES, THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Funds reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days' notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonably procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information. All such telephone transactions will be tape recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed or made partly in-kind with marketable securities under unusual circumstances.

REDEMPTIONS OF SMALL ACCOUNTS

The Funds may redeem all of your shares at net asset value (calculated on the preceding business day) if the balance of your account falls below $500 as a result of a transfer or redemption (and not market fluctuations). The Funds will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.

WITHHOLDINGS; REPORTING

The Funds may be required to withhold federal income tax, at a rate of 31%, from proceeds of redemptions if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Funds also may be required to report redemptions to the Internal Revenue Service (IRS).

REPORTS TO SHAREHOLDERS

Each Fund's fiscal year ends on March 31. Each Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive quarterly statements of the status of your account reflecting all transactions having taken place within that quarter. In order to reduce duplicate mailings and printing costs, the Trust will provide one annual or semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

                            DIVIDENDS AND TAX STATUS




The Funds expect to declare and pay dividends annually.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. Each Fund may also pay supplemental distributions after the end of the Fund's fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.

All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income even though paid to you in additional shares. Any net capital gains ("capital gains distributions") distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions, including the portions, if any, that qualify for the dividends-received deduction, are capital gain distributions and are a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and is not intended to be a complete description of all tax implications of an investment in a Fund. You should consult your own advisors concerning the application of federal, state and local tax laws to your particular situations.

For more information about Metropolitan West Funds the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

The Funds' annual and semiannual reports to shareholders contain detailed information about the Funds' portfolios. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

                                   MW FUNDS
                     11766 WILSHIRE BOULEVARD, SUITE 1580
                         LOS ANGELES, CALIFORNIA 90025
                                (800) 241-4671

You can also review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. In addition, you can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

- Free from the EDGAR Database on the SEC's Website at http://www.sec.gov.

Investment Company Act File No. 811- 07989




                                   Adviser:
                    Metropolitan West Asset Management, LLC
                     11766 Wilshire Boulevard, Suite 1580
                         Los Angeles, California 90025
                                www.mwamllc.com

                                  Subadviser:
                   Metropolitan West Capital Management, LLC
                        611 Newport Center, Suite 1000
                        Newport Beach, California 92660

                                Transfer Agent:
                                   PFPC Inc.
                               211 S. Gulph Road
                                P.O. Box 61767
                   King of Prussia, Pennsylvania 19406-0903
                                (800) 241-4671

                                 Distributor:
                            PFPC Distributors, Inc.
                              3200 Horizon Drive
                   King of Prussia, Pennsylvania 19406-0903

                                  Custodian:
                             The Bank of New York
                                One Wall Street
                           New York, New York 10286

                                   Auditors:
                           [__________________] LLP
                       350 South Grand Avenue, Suite 200
                         Los Angeles, California 90071

                                Legal Counsel:
                     Paul, Hastings, Janofsky & Walker LLP
                       345 California Street, 29th Floor
                     San Francisco, California 94104-2635

                            METROPOLITAN WEST FUNDS
                                 dba MW FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                                March 30, 2001

         This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Prospectus dated March 30, 2001, as supplemented from time to time. Copies of the Prospectus may be obtained at no charge by writing to Metropolitan West Funds, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

         In this Statement of Additional Information, the MW Capital Intrinsic Value Equity Fund (the "Domestic Fund") and the MW Capital International Value Fund (the "International Fund") may be referred to collectively as the "Funds" or individually as a "Fund." Metropolitan West Asset Management, LLC (the "Adviser") is the investment adviser to the Funds. Metropolitan West Capital Management, LLC (the "Subadviser") is the investment subadviser to the Funds.

         Each Fund is a separate, diversified series of Metropolitan West Funds (the "Trust"). The Trust has three other series or funds not included in this Statement of Additional Information. The Trust also may do business as MW Funds.

         Copies of any available Annual and Semiannual Reports to shareholders of the Funds are available, upon request, by calling (800) 241-4671, or by writing to Metropolitan West Funds, 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025.

                               TABLE OF CONTENTS

                                                                           Page

THE TRUST.....................................................................1
INVESTMENT OBJECTIVES AND POLICIES............................................1
   INVESTMENT RESTRICTIONS....................................................1
SECURITIES AND TECHNIQUES USED BY THE FUNDS...................................3
   AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS.....................3
   COMMERCIAL PAPER...........................................................3
   COMMON AND PREFERRED STOCK.................................................3
   CONVERTIBLE SECURITIES.....................................................3
   FOREIGN CURRENCY EXCHANGE TRANSACTIONS.....................................3
   FOREIGN SECURITIES.........................................................5
   FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS....................5
   FUTURES CONTRACTS..........................................................6
   MONEY MARKET FUNDS.........................................................7
   OPTIONS....................................................................7
   OPTIONS ON FUTURES CONTRACTS...............................................9
   OPTIONS ON STOCK INDICES...................................................9
   OTHER INVESTMENT COMPANIES................................................10
   PORTFOLIO TURNOVER........................................................11
   REPURCHASE AGREEMENTS.....................................................11
   RESTRICTED SECURITIES.....................................................12
   SECURITIES LENDING........................................................12
   TEMPORARY DEFENSIVE POSITION..............................................13
   WARRANTS..................................................................13
MANAGEMENT...................................................................13
   TRUSTEES AND OFFICERS.....................................................13
   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................16
   PORTFOLIO TRANSACTIONS AND BROKERAGE......................................16
   INVESTMENT ADVISORY SERVICES..............................................18
   ADMINISTRATOR.............................................................18
   CUSTODIAN AND TRANSFER AGENT..............................................19
   DISTRIBUTOR...............................................................19
   SHARE MARKETING PLAN......................................................19
NET ASSET VALUE..............................................................20
REDEMPTION IN KIND...........................................................21
DIVIDENDS AND TAX STATUS.....................................................21
PERFORMANCE INFORMATION......................................................24
FURTHER INFORMATION ABOUT THE TRUST..........................................26
ADDITIONAL INFORMATION.......................................................26
   LEGAL OPINION.............................................................26
   AUDITORS..................................................................27
   LICENSE TO USE NAME.......................................................27
   OTHER INFORMATION.........................................................27
FINANCIAL STATEMENTS.........................................................27

                                   THE TRUST


         The Trust was organized on December 9, 1996 as a Delaware business trust. The Trust is a diversified open-end, management investment company currently consisting of six separate series, each of which has separate assets and liabilities, two of which are described in this Statement of Additional Information. Each Fund has one class of shares of beneficial interest, with a par value of $0.01 per share. The Trust's Board of Trustees decides matters of general policy and reviews the activities of the Adviser and Subadviser. The Trust's officers conduct and supervise the daily business operations of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares and classes within series.

         As required by law, the Trust, the Adviser, the Subadviser, PFPC Distributors, Inc., the distributor for shares of the Funds (the
"Distributor"), and the Trust's administrator each has adopted codes of ethics concerning certain activities of officers, trustees or directors and employees. Copies of these codes of ethics have been filed with the Securities and Exchange Commission (the "SEC").

                      INVESTMENT OBJECTIVES AND POLICIES


         The investment objective of each Fund is described in the Prospectus.

         The portfolio, and strategies with respect to the composition of each Fund, are described in the Prospectus.

INVESTMENT RESTRICTIONS


         Each Fund has adopted the following restrictions (in addition to those indicated in the Prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

         Except as noted, no Fund may:

         -        Purchase any security, other than obligations of the U.S.
                  Government, its agencies, or instrumentalities ("U.S. Government securities") or mutual funds, if as a result of that purchase: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

         - Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin, and, provided, further, that transactions that do not result in the impermissible creation of a senior security under Section 18 of the 1940 Act is not considered a purchase of a security on margin.

         - Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of collateral consisting of liquid securities or such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

         - Issue senior securities, borrow money or pledge its assets, except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 33% (taken at the lower of cost or current value) of its total assets (including the amount borrowed) and pledge its assets to secure such borrowings. The Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of at least 300%.

         - Purchase any security (other than U.S. Government securities) if as a result of that purchase, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

         - Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         - Make investments for the purpose of exercising control or management.

         - Participate on a joint or joint and several basis in any trading account in securities, except to the extent the Fund has received an exemptive order from the Securities and Exchange Commission permitting such account.

         - Invest in commodities, except that the Fund may invest in futures contracts or options on futures contracts (a) for bona fide hedging purposes within the meaning of regulations of the Commodity Futures Trading Commission ("CFTC"), or (b) for other than bona fide hedging purposes if, as a result thereof, no more than 5% of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts (excluding in-the-money amounts). (This exception is an operating policy that may be changed without shareholder approval, consistent with applicable regulations.)


         In addition, the Trust has adopted the following non-fundamental policies so that no Fund will: (a) invest in interests in oil, gas, or other mineral leases or exploration of development programs, although it may invest in the common stocks of companies that invest in or sponsor such programs; (b) invest more than 15% of its net assets in illiquid securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Securities Act"), that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees; and (c) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or other acquisition of assets or except as disclosed in the Prospectus or this Statement of Additional Information, but not more than 3% of the total outstanding stock of such company would be owned by the Fund and its affiliates.

                  SECURITIES AND TECHNIQUES USED BY THE FUNDS


         The following provides more detailed information about securities and techniques used by the Funds and the risks associated with them (in alphabetical order).

AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS

(International Fund Only)


         American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass voting rights through to the holders of the receipts in respect to the deposited securities.

COMMERCIAL PAPER


         Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

COMMON AND PREFERRED STOCK


         Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

CONVERTIBLE SECURITIES


         Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. Convertible securities include both debt obligations and preferred stock.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

(International Fund Only)


         Because investments in foreign companies usually involve currencies of foreign countries, the value of the assets of a Fund with investments in foreign companies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although such Fund's assets are valued daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may conduct its foreign currency exchange transactions on a spot basis or for settlement on a future date (i.e., a "forward foreign currency" contract or "forward" contract). A Fund may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund does not currently intend to speculate in foreign currency exchange rates or forward contracts.

         Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund designates liquid assets in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

         At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

         The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN SECURITIES

(International Fund Only)


         The International Fund will invest in obligations or securities of foreign issuers. Permissible investments also include obligations of foreign branches of U.S. banks and of foreign banks, including certificates of deposit and time deposits (including Eurodollar time deposits).

         Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to those securities, will fluctuate based on the relative strength of the U.S. dollar. In addition, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

         It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

         The Fund may invest in foreign securities markets that impose restrictions on transfer of the proceeds from that market to the United States or to United States persons. Although securities subject to these transfer restrictions may be marketable abroad, they may be less liquid than foreign securities that are not subject to such restrictions.

         Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS


         Each Fund may invest in forward commitments or commitments to purchase securities on a when-issued basis. Forward commitments or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of the commitment and delivery and payment normally take place beyond conventional settlement time after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

         While awaiting delivery of securities purchased on a when-issued basis, a Fund will establish a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of the commitments.

FUTURES CONTRACTS

(International Fund Only)


         Subject to applicable laws, the Fund may enter into financial futures contracts (for currencies, interest rates or securities indexes). The Fund intends to use futures contracts for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities, in each case in accordance with the terms of the contract. Futures contracts must be executed through a futures commission merchant, or brokerage firm, which is a member of an appropriate exchange designated as a "contract market" by the Commodity Futures Trading Commission ("CFTC").

         When a Fund purchases or sells a futures contract, the Trust must allocate assets of that Fund as an initial deposit on the contract. The initial deposit may be as low as approximately 5 percent or less of the value of the contract. The futures contract is marked to market daily thereafter and the Fund may be required to pay or entitled to receive additional "variation margin," based on decrease or increase in the value of the futures contract.

         Futures contracts call for the actual delivery or acquisition of securities, or in the case of futures contracts based on indices, the making or acceptance of a cash settlement at a specified future time. However, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract.

         A Fund's ability to hedge effectively through transactions in futures contracts depends on, among other factors, the Adviser's or Subadviser's judgment as to the expected price movements in the securities underlying the futures contracts. In addition, it is possible in some circumstances that a Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

         There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities. and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

MONEY MARKET FUNDS


         A money market fund is an investment company that limits its investments to high quality money market instruments with a weighted-average maturity of 90 days or less. Each of the Funds may invest in money market funds, but not more than 5 percent of its assets in any one money market fund or more than 10 percent of its assets in other investment companies, including money market funds. When a Fund invests in a money market fund, a shareholder bears not only his or her proportionate share of the Fund's expenses, but also indirectly his or her share of the expenses of the money market fund, including management fees.

OPTIONS


         The Funds may, for hedging purposes and in order to generate additional income, write call options on a covered basis, provided that the aggregate value of such options may not exceed 10 percent of a Fund's net assets as of the time the Fund enters into such options.

         The purchaser of a call option has the right to buy, and the writer (in this case a Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction.

         A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or a call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

OPTIONS ON FUTURES CONTRACTS

(International Fund Only)


         The International Fund may also, subject to any applicable laws, purchase and write options on futures contracts for hedging purposes only. The holder of a call option on a futures contract has the right to purchase the futures contract, and the holder of a put option on a futures contract has the right to sell the futures contract, in either case at a fixed exercise price up to a stated expiration date or, in the case of certain options, on a stated date. Options on futures contracts, like futures contracts, are traded on contract markets.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

         The ability of a Fund to engage in options and futures strategies depends also upon the availability of a liquid market for such instruments. There can be no assurance that such a liquid market will exist for such instruments.

         Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OPTIONS ON STOCK INDICES

(International Fund Only)


         The International Funds may engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the underlying common stocks. The Fund normally will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 10 percent of the total assets of the Fund.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the option premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock included in the index. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the securities held by the Fund. Since the Fund will not duplicate all of the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. The Fund will enter into an option position only if there appears to the Adviser of such Fund, at the time of investment, to be a liquid secondary market for such options.

OTHER INVESTMENT COMPANIES


         Subject to applicable statutory and regulatory limitations, assets of each Fund may be invested in shares of other investment companies (such as mutual funds) and foreign investment trusts. Those investment companies and investment trusts must invest in securities in which the Funds can invest in a manner consistent with the Funds' investment objectives. A Fund's purchase of investment company securities may result in the duplication of management fees and expenses.

PORTFOLIO TURNOVER


         The frequency of each Fund's portfolio transactions -- the portfolio turnover rate -- will vary from year to year depending on market conditions. Each Fund will engage in portfolio trading if the Subadviser believes a transaction, net of costs (including custodial charges), will help it achieve its investment objective.

         Below are some basic principles with respect to portfolio turnover rate:

         - A 100% turnover rate indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year;

         - The amount of brokerage commissions will tend to increase as the level of portfolio activity increases; and

         - High portfolio turnover may result in the realization of substantial net capital gains or losses.

         - Because the Funds are new, portfolio turnover rate for each Fund is not available as of the date of this Statement of Additional Information.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller (a primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price (including principal and interest). The repurchase price is generally higher than the purchase price, the difference being interest income to that Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

         Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Adviser, acting under the supervision of the Board, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Board.

         The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

         Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, each Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and each Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

RESTRICTED SECURITIES


         Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Many restricted securities are illiquid but the Adviser or Subadviser may determine that at the time of investment such securities are not illiquid (generally, an illiquid security is one that cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines which are the responsibility of and are periodically reviewed by the Board of Trustees. Under these guidelines, the Adviser or Subadviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the intention of the Adviser is to rely upon the exemption from registration provided by Rule 144A promulgated under the 1933 Act. Restricted securities not determined to be liquid may be purchased subject to each Fund's limitation on all illiquid securities (15 percent of net assets of the Funds).

         A Fund may purchase restricted securities that are not registered for sale to the general public if it is determined that there is a dealer or institutional market in the securities. In that case, the securities will not be treated as illiquid for purposes of the Fund's investment limitation described above. The Trustees will review these determinations. These securities are known as "Rule 144A securities" because they are traded under Rule 144A of the 1933 Act among qualified institutional buyers.

SECURITIES LENDING


         Each Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by liquid securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed 30 percent of a Fund's total assets. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to a Fund to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. A Fund may use the Distributor or a broker/dealer affiliate of an Adviser or Subadviser as a broker in these transactions to the extent permitted under applicable law.

TEMPORARY DEFENSIVE POSITION


         During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term. A temporary defensive position may also prevent a Fund from achieving its investment objective.

WARRANTS


         A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants. Included in this limitation may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

                                  MANAGEMENT


TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust are:

---------------------------------------------- --------------------------------- --------------------------------------------------
Name, Address and Age                          Position(s) Held with the Trust   Principal Occupation During Past Five Years
---------------------------------------------- --------------------------------- --------------------------------------------------
Scott B. Dubchansky* (born 1960)               Chairman, President              Mr. Dubchansky has been the Chief Executive Officer
11766 Wilshire Blvd., Suite 1580                                                and Chief Executive Officer of the Adviser since
Los Angeles, CA  90025                                                          August 1996. From August 1992 through August 1996.
                                                                                Mr. Dubchansky was a Senior Vice President of
                                                                                Donaldson Lufkin & Jenrette in the Fixed
                                                                                Income division. Prior to August 1992,
                                                                                Mr. Dubchansky was Senior Vice
                                                                                President, fixed income sales at Kidder
                                                                                Peabody and responsible for fixed income
                                                                                sales to institutional clients.

---------------------------------------------- --------------------------------- --------------------------------------------------

---------------------------------------------- --------------------------------- --------------------------------------------------
Name, Address and Age                          Position(s) Held with the Trust   Principal Occupation During Past Five Years
---------------------------------------------- --------------------------------- --------------------------------------------------
Laird R. Landmann* (born 1964)                 Trustee                          Mr. Landmann has been a Managing Director and
11766 Wilshire Blvd., Suite 1580                                                portfolio manager with the Adviser since August
Los Angeles, CA  90025                                                          1996.  From November 1992 until July 1996 Mr.
                                                                                Landmann was a principal and Co-Director
                                                                                of Fixed Income with Hotchkis and Wiley
                                                                                in Los Angeles. Before then, he was a
                                                                                portfolio manager with PIMCO in Newport
                                                                                Beach, California.

--------------------------------------------- --------------------------------- ----------------------------------------------------

Keith T. Holmes* (born 1952)                   Trustee                           Mr. Holmes has been a partner of the law firm King,
2121 Avenue of the Stars,                                                        Purtich, Holmes, Paterno & Berliner (and its
22nd Floor                                                                       predecessor firm King, Purtich & Holmes) since
Los Angeles, CA 90067                                                            1992. Mr. Holmes practices corporate finance and
                                                                                 real estate law.  Mr. Holmes' firm has performed
                                                                                 legal services for the Adviser and its affiliates.
--------------------------------------------- --------------------------------- ----------------------------------------------------

Martin Luther King III (born 1957)             Trustee                           Since 1980, Mr. King has been engaged as an
P.O. Box 50608                                                                   independent motivational lecturer.  From January
Atlanta, GA 30314                                                                1987 until November1993, Mr. King was County
                                                                                 Commissioner for Fulton County in Atlanta, Georgia.
--------------------------------------------- --------------------------------- ----------------------------------------------------

James M. Lippman (born 1957)                   Trustee                           Since 1990, Mr. Lippman has been the President of
11766 Wilshire Boulevard                                                         JRK Asset Management, Inc., a real estate firm
Los Angeles, CA 90025                                                            that is primarily engaged in owning and operating
                                                                                 multi-family and hotel properties. From 1990 to
                                                                                 1993, Mr. Lippman was Managing Director of The
                                                                                 Signature Group, a real estate investment fund.
--------------------------------------------- --------------------------------- ----------------------------------------------------

Daniel D. Villanueva (born 1937)               Trustee                           Mr. Villanueva is the Chairman and Managing
1999 Avenue of the Stars,                                                        Director of Bastion Capital Corporation
No. 2960                                                                         (investments).
Los Angeles, CA 90067
--------------------------------------------- --------------------------------- ----------------------------------------------------

---------------------------------------------- --------------------------------- --------------------------------------------------
Name, Address and Age                          Position(s) Held with the Trust   Principal Occupation During Past Five Years
---------------------------------------------- --------------------------------- --------------------------------------------------
Lara Mulpagano (born 1969)                     Secretary and Treasurer           Since 1996, Ms. Mulpagano has been a Vice President
11766 Wilshire Blvd., Suite 1580                                                 and Assistant Portfolio Manager for the Adviser.
Los Angeles, CA  90025                                                           From 1993 to 1996, she was an Assistant Portfolio
                                                                                 Manager for the fixed-income department of
                                                                                 Hotchkis & Wiley. From 1991 to 1993, she was a
                                                                                 research assistant at Pacific Investment Management
                                                                                 Company (PIMCO).

--------------------------------------------- --------------------------------- ----------------------------------------------------

Arlana Williams (born 1972)                    Assistant Treasurer               Since 1998, Ms. Williams has been a mutual fund
11766 Wilshire Blvd., Suite 1580                                                 manager for and Principal Accounting           the
Los Angeles, CA  90025                                                           Adviser.  From 1995 to 1997, she was a Senior and
                                                                                 Financial Officer Accountant with Ernst & Young
                                                                                 LLP. From 1994 to 1995, she was an accountant with
                                                                                 Coopers & Lybrand LLP.

--------------------------------------------- --------------------------------- ----------------------------------------------------

James E. Menvielle (born 1972)                 Assistant Treasurer               Since 1998, Mr. Menvielle has been the Assistant
11766 Wilshire Blvd., Suite 1580                                                 Controller for the Adviser. From 1995 to 1998, he
Los Angeles, CA 90025                                                            was a Senior Accountant with Deloitte & Touche LLP.

--------------------------------------------- --------------------------------- ----------------------------------------------------

* "Interested" Trustee, as defined in the 1940 Act, due to the relationship indicated with the Adviser.

         The Trust does not pay salaries to any of its officers or fees to any of its Trustees who are affiliated with the Adviser. Disinterested Trustees received an annual retainer of $6,000, and $1,500 for each meeting of the Board of Trustees attended for the fiscal year ended March 31, 2000. The same fees will be paid for the fiscal year ended March 31, 2001. Mr. Holmes will also be compensated according to this schedule. Mr. Holmes is not a disinterested Trustee because he provides legal services to the Adviser and its affiliates.

         The total compensation paid by the Trust to each Trustee during the fiscal year ended March 31, 2000 is set forth below:

                    ----------------------------------------------- -------------------------------------------------
                                                                    Total Compensation from the Trust and the Funds
                                   Name of Trustee                                  Paid to Trustees
                    ----------------------------------------------- -------------------------------------------------

                    Scott B. Dubchansky                                                   None
                    ----------------------------------------------- -------------------------------------------------

                    Laird R. Landmann                                                     None
                    ----------------------------------------------- -------------------------------------------------

                    Keith T. Holmes...                                                  $12,000
                    ----------------------------------------------- -------------------------------------------------

                    Martin Luther King III                                              $12,000
                    ----------------------------------------------- -------------------------------------------------

                    ----------------------------------------------- -------------------------------------------------
                                                                    Total Compensation from the Trust and the Funds
                                   Name of Trustee                                  Paid to Trustees
                    ----------------------------------------------- -------------------------------------------------

                    James M. Lippman..                                                  $12,000
                    ----------------------------------------------- -------------------------------------------------

                    Daniel D. Villanueva                                                $12,000
                    ----------------------------------------------- -------------------------------------------------

         For information as to ownership of shares by officers and Trustees of the Trust, see below under "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES."

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         The Adviser, the Subadviser and their affiliates own substantially all of the Funds' outstanding shares as a result of their initial investment in the Funds. For a period of several months following commencement of operations of each Fund, a control person of or affiliate of the Fund (such as the Subadviser) is expected to own 25 percent or more of its outstanding shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE


         The Investment Subadvisory Agreement states that in connection with its duties to arrange for the purchase and sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Subadviser shall select such broker-dealers ("brokers") as shall, in the Subadviser's judgment, implement the policy of the Trust to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Subadviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker.

         The Subadviser is also authorized by the Agreement to consider whether the broker provides brokerage and/or research services to the Funds and/or other accounts of the Subadviser. The Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Subadviser that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Subadviser's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Subadviser shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Subadviser shall be prepared to show that commissions paid (i) were for purposes contemplated by the Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to the Subadviser's decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Subadviser is also authorized to consider sales of shares of each Fund and/or of any other investment companies for which the Subadviser acts as Subadviser as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution," as defined above.

         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Subadviser may receive for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Subadviser in managing the accounts of the Subadviser's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund.

         Investment decisions for the Funds are made independently from those of other client accounts of the Subadviser or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Subadviser and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Subadviser has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Subadviser's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Subadviser's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

         To the extent any of the Subadviser's client accounts and a Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Subadviser, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Subadviser. In many cases, a Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for that Fund.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Subadviser may place orders for a Fund with broker/dealers who have agreed to defray certain Trust expenses such as custodian fees.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

INVESTMENT ADVISORY SERVICES


         The Adviser, Metropolitan West Asset Management, LLC, with principal offices at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, is a registered investment adviser organized as a California limited liability company in 1996. The Subadviser, Metropolitan West Capital Management, LLC, with principal offices at 610 Newport Center, Suite 150, Newport Beach, California 92660, is a registered investment adviser organized as a California limited liability corporation in 1999.

         Under the Investment Advisory Agreement relating to the Funds, the Adviser provides the Funds with investment management services. As compensation for these services, each Fund pays management fees at an annualized rate of its average daily assets, as described in the Prospectus. Those investment management responsibilities include overall responsibility for the Funds and supervision of the Subadviser's portfolio management activities.

         Under the Investment Subadvisory Agreement, the Subadviser provides the Funds with investment management services including arranging for the purchase and sale of securities and other portfolio assets. The Adviser pays the Subadviser's fee at an annualized rate of the Fund's average daily assets, as described in the Prospectus.

         The Advisory Agreements are in effect with respect to each Fund for two years after the Fund's commencement of public operations and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the relevant Advisory Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated at any time, without penalty, by a Fund or the Adviser or Subadviser upon 60 days' written notice, and are automatically terminated in the event of an assignment as defined in the 1940 Act.

         The Subadviser has agreed in an Operating Expenses Agreement to limit each Fund's expenses as described in the Prospectus. The operating expenses limited by the Agreement do not include 12b-1 fees, litigation and other extraordinary expenses. That Agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Subadviser, for a period of up to three years, for any such payments to the extent that the Fund's operating expenses are otherwise below its expense cap. This obligation will not be recorded as a liability on the books of the Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Subadviser (up to the cap) will be accrued by the Fund as a liability if the Subadviser seeks to recoup those amounts and the independent Trustees have approved that reimbursement. Certain officers and trustees of the Funds are also officers and directors of the Adviser. All officers serve without direct compensation from the Funds.

ADMINISTRATOR


         The Funds have a Services Agreement with PFPC Inc. ("PFPC" or the "Administrator"), with offices at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. The Services Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' qualifications and/or registrations to sell shares in all states where each Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives an annual fee of
 .15% of the first $50 million of the Trust's average daily net assets, .10 % of the next $50 million and .05% over $100 million, subject to a minimum annual fee of $55,000 (and $12,000 for each additional series after the first). Because the Trust has three other operating series, those other assets are included in calculating these fees.

CUSTODIAN AND TRANSFER AGENT


         PFPC also serves as the coordinator for custody services provided by the custodian for the Funds under a the Services Agreement. The Bank of New York, One Wall Street, New York, New York 10286, serves as the Funds' custodian under a separate Custody Agreement. The Administrator also serves as the transfer agent for the Funds under the Services Agreement.

DISTRIBUTOR


         PFPC Distributors, Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, a broker-dealer affiliated with the Administrator, acts as each Fund's principal underwriter in a continuous public offering of the Fund's shares. After its initial term of two years, the Underwriting Agreement between the Funds, the Adviser and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of each Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not parties to such agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

SHARE MARKETING PLAN


         The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Funds pursuant to Rule 12b-1 under the 1940 Act. PFPC Distributors, Inc. serves as the distribution coordinator under the 12b-1 Plan and, as such, receives for disbursement any fees paid by the Funds pursuant to the 12b-1 Plan.

         On April 1, 1997, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees") adopted the 12b-1 Plan for the Trust.

         Under the 12b-1 Plan, each Fund pays distribution fees to the Distributor at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets to reimburse expenses in connection with the promotion and distribution of the shares. The Funds will waive all Rule 12b-1 fees until further notice to shareholders.

         The 12b-1 Plan provides that the Distributor may use the Rule 12b-1 distribution fees received from a Fund only to pay for the distribution and shareholder servicing expenses of the Fund. Distribution fees are accrued daily and paid monthly, and are charged as expense of the shares as accrued.

         A Fund's shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed to the Distributor.

         The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Trust, the Distributor or the Adviser and a selling agent) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Adviser, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act).

         All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Conduct Rule 2830 of NASD Regulation, Inc., as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses on behalf of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

                                 NET ASSET VALUE


         As stated in the Prospectus, the net asset value per share of each Fund's shares will be determined at the close of the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. New York time, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received. The daily net asset value may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures close shortly after the time net asset value is calculated.

         Securities that are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. The Funds receive pricing information from Interactive Data Corporation ("IDC") and other independent pricing vendors. IDC and others, including Merrill Lynch, Bloomberg and Muller, are regarded as some of the more common sources of readily available pricing information. Prices provided by IDC and other private vendors also may be based on quotations from one or more market makers.

         Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

         Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

         Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

                               REDEMPTION IN KIND


         If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of that Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

                            DIVIDENDS AND TAX STATUS


         Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code). Each Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; and (b) a Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order to qualify as a regulated investment company a Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year. As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that it distributes to shareholders in accordance with the timing requirements of the Code.

         A Fund must pay an excise tax to the extent it does not distribute to its shareholders during each calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for Federal income tax purposes.

         The Taxpayer Relief Act (the "Relief Act") reduced the maximum tax on long-term capital gains from 28% to 20% for taxpayers in all brackets except for those in the 15% bracket, whose maximum rate will be 10% on those gains. Certain provisions of the Relief Act have since been changed and further changes not described in this Statement of Additional Information are possible.

         Corporate shareholders are eligible to deduct 70% of dividends received from domestic corporations. The Funds pass through this benefit to their corporate shareholders subject to limitations under Section 854 of the Code. The dividends-received deduction is allowed to a corporate shareholder only if the shareholder satisfies a 46-day holding period for the dividend-paying stock (or a 91-day period for certain dividends on preferred stock). The 46-day (91-day) holding period generally does not include any time in which the shareholder is protected from the risk of loss otherwise inherent in the ownership of an equity interest. The Relief Act provided that the taxpayer must satisfy the holding period requirement with respect to each dividend. This determination is made by looking at the 90-day (180-day) period starting 45 days (90 days) before the ex-date. The 46 days (91 days) do not have to be consecutive and do not include any day in which risk of loss is diminished.

         A Fund must satisfy the above holding period requirements in order to pass through this benefit to its corporate shareholders. In addition, a corporate shareholder of a Fund must also satisfy the holding period requirement with respect to its Fund Shares. In determining the extent to which a Fund's dividends may be eligible for the 70% dividends-received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts (described below), dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.

         The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Funds. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain not being treated as long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term gain or loss.

         A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that a Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. Each Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

         ADDITIONAL INFORMATION RELATING TO FOREIGN INVESTMENTS. Special tax considerations apply with respect to a Fund's foreign investments. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes. The Funds do not expect to be able to pass through to shareholders foreign tax credits or deductions with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or an exemption from tax on such income. The Funds intend to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

         Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and losses. Use of foreign currencies for non-hedging purposes may be limited in order to avoid a tax on the applicable Fund. Occasionally, a Fund may invest in stock of foreign issuers deemed to be "passive foreign investment companies" for U.S. tax purposes. Any Fund making such an investment may be liable for U.S. income taxes on certain distributions and realized capital gains from stock of such issuers. Any Fund making such an investment also may elect to mark to market its investments in "passive foreign investment companies" on the last day of each taxable year, which may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments. In order to distribute that income and avoid a tax on the Fund, such a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

         Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts (other than forward foreign currency exchange contracts that are governed by Section 1256 of the Code and for which no election is made) or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains and losses, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If a Fund's Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.

         FOREIGN SHAREHOLDERS. Taxable dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at a rate of 30%, although the 30% rate may be reduced to the extent provided by an applicable tax treaty. The Funds intend to withhold tax payments at the rate of 30% (or the lower treaty rate) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts withheld in excess of a person's actual tax liability may be recovered by that person by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate for such claims. Distributions received from the Funds by Non-U.S. Persons also may be subject to tax under the laws of their own jurisdictions.

         BACKUP WITHHOLDING. The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders (including a Non-U.S. Person) who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding. Backup withholding will not, however be applied to payments that have been subject to 30% withholding.

         MISCELLANEOUS. Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in a Fund. Paul, Hastings Janofsky & Walker LLP has expressed no opinion in respect thereof. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state, local, and foreign taxes to an investment in a Fund.

                            PERFORMANCE INFORMATION


         TOTAL RETURN: Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:


         P(1 + T) to the nth power = ERV
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

         YIELD: Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's income for a specified 30-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                   YIELD = 2 [ (a-b + 1) to the 6th power - 1]
                                    ------
                                      cd


where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360; and
(3) multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         OTHER INFORMATION: Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar ("Morningstar") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money magazine, Forbes, Business Week, Financial World and Barron's. The Funds also may quote or refer to other portfolio or performance statistics that are intended to reflect historical volatility and other performance information, including the following: (1) Beta (the covariance of a share in relation to the rest of the market, with volatility equal to the market having a beta of
1); (2) R-squared (R2 reflects the degree to which the Fund's movements are explained by movements in its benchmark index. R2 can range from 0 to 1 with 1 meaning that all movements of a fund are explained by movements of the index); (3) Alpha (alpha measures the Fund's return relative to an unmanaged portfolio index and is a general measure of the relative value a portfolio manager has contributed. A value greater than 0 indicates a positive contribution); and (4) Correlation coefficient (correlation coefficient provides a measure of how closely the returns of one variable [the fund] moves with another [the index]. It ranges from -1 to +1, with +1, indicating a perfect positive correlation, occurring only when the returns of the two variables move exactly at the same time, in the same direction, and in the same relative magnitude).

                      FURTHER INFORMATION ABOUT THE TRUST


         The Declaration of Trust for the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares. Each of such classes has or will have a different designation. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to Fund.

         The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

         The Trust's custodian is responsible for holding the Funds' assets. Subcustodians provide custodial services for assets of the Trust held outside the U.S. The Trust's independent accountants examine the Trust's financial statements and assist in the preparation of certain reports to the Securities and Exchange Commission.

                             ADDITIONAL INFORMATION


LEGAL OPINION

         The validity of the shares offered by the Prospectus has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.

AUDITORS


         The annual financial statements of the Funds will be audited by [_______________ ] LLP, 350 South Grand Avenue, Suite 200, Los Angeles, California 90071-3462, independent public accountant for the Funds.

LICENSE TO USE NAME


         Metropolitan West Securities, Inc. and the Adviser have granted the Trust and each Fund the right to use the designation "Metropolitan West" in its name, and have reserved the right to withdraw their consent to the use of that designation under certain conditions, including the termination of the Adviser as the Funds' investment adviser. They have also reserved the right to license others to use this designation, including any other investment company.

OTHER INFORMATION


         The Prospectus and this Statement of Additional Information, together, do not contain all of the information set forth in the Registration Statement of Metropolitan West Funds filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates. It is also available on the SEC's Internet Web site at http://www.sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Trust's registration statement, each such statement being qualified in all respects by that reference.

                              FINANCIAL STATEMENTS


         The Funds have not completed a fiscal period of operations as of the date of this Statement of Additional Information.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                             METROPOLITAN WEST FUNDS

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------

Item 23.  Exhibits


                  (a) Agreement and Declaration of Trust dated December 9, 1996 (incorporated by reference to Registrant's initial Registration Statement on Form N-1A filed on December 24, 1996 [the "Registration Statement"]).

                  (b) By-Laws dated December 9, 1996 (incorporated by reference to Registrant Statement filed on December 24, 1996).

                  (c) Instruments Defining Rights of Security Holders (not applicable).

                  (d)(1) Investment Management Agreement as revised March 27, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

                  (d)(2) Form of Amended Investment Management Agreement between Metropolitan West Funds and Metropolitan West Asset Management, LLC - to be filed by further Post-Effective Amendment.

                  (d)(3) Form of Sub-Advisory Agreement between Metropolitan West Asset Management, LLC and Metropolitan West Capital Management, LLC - to be filed by further Post-Effective Amendment.

                  (e) Underwriting Agreement between Metropolitan West Funds and PFPC Distributors, Inc. dated November 13, 2000 is filed herewith.

                  (f)      Bonus or Profit Sharing Contracts (not applicable).


                  (g)(1) Custody Agreement between Metropolitan West Funds and The Bank of New York (incorporated by reference to Pre-Effective Amendment No. 2).

                  (h)(1) Services Agreement dated March 31, 1999 between Metropolitan West Funds and PFPC Inc. (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

                  (h)(2) Amendment to Services Agreement dated February 28, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

                  (h)(3) Form of Amendment to Services Agreement dated November 13, 2000 is filed herewith.

                  (h)(4) Operating Expenses Agreement as amended March 27, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed July 26, 2000).


                  (i)(1)   For TOTAL RETURN BOND FUND and LOW DURATION BOND
                           FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on March 18, 1997 ["Pre-Effective Amendment No. 1"]).

                  (i)(2) For ALPHATRAK 500 FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Post-Effective Amendment No. 4).

                  (i)(3)   For TOTAL RETURN BOND FUND and LOW DURATION BOND
                           FUND: Consent and Opinion of Counsel as to legality of Class I shares (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26,
                           2000).

                  (i)(4)   For INTRINSIC VALUE EQUITY and INTERNATIONAL VALUE
                           FUNDS: Consent and Opinion of Counsel as to legality of shares - to be filed by further Post-Effective Amendment.


                  (j)      Consent of Independent Public Accountants - Not
                           Applicable.

                  (k)      Omitted Financial Statements (not applicable).

                  (l) Initial Capital Agreements (incorporated by reference to Pre-Effective Amendment No. 2).


                  (m) Share Marketing Plan (Rule 12b-1 Plan), as amended March 31, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed July 26, 2000).

                  (n)      Financial Data Schedules (not applicable).

                  (o) Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 7).


                  (p)(1) Metropolitan West Funds Code of Ethics (incorporated by reference to Post-Effective Amendment No. 8 filed July 26, 2000).

                  (p)(2) Metropolitan West Asset Management Employee Policy Compliance (incorporated by reference to Post-Effective Amendment No. 8 filed July 26, 2000).

                  (p)(3) Code of Ethics for Metropolitan West Capital Management, LLC - to be filed by further Post-Effective Amendment.



Item 24.  Persons Controlled by or Under Common Control with Registrant.

         Metropolitan West Asset Management, LLC, a California limited liability company, is the investment adviser for each series of the Registrant (the "Adviser"). Metropolitan West Financial, Inc., a California corporation ("MWF"), is a member of the Adviser. Also members of the Adviser are Scott B. Dubchansky, Tad Rivelle and Laird R. Landmann.


         Metropolitan West Capital Management, LLC, a California limited liability company (the "Subadviser), is the investment subadviser to the Intrinsic Value Equity Fund and International Value Fund. MWF is a member of the Subadviser. Also members are Gary W. Lisenbee and Howard Gleicher.


         Persons holding more than a five percent beneficial interest in MWF include Paul C. Chow, Terry M. Crow, Edward E. Curiel, Thomas W. Hayes, Richard
S. Hollander, Russell S. Gould and Roland R. Moos. MWF is registered with the Securities and Exchange Commission as an investment adviser.

Item 25.  Indemnification

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VII of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

         Information about Scott B. Dubchansky, Tad Rivelle and Laird R. Landmann is set forth in Part A under "Organization and Management -- Portfolio Managers."


         Information about Gary W. Lisenbee and Howard Gleicher is set forth in Part A under "Organization and Management - Portfolio Managers".


Item 27.  Principal Underwriter


(a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of January 2, 2001:

                  International Dollar Reserve Fund I, Ltd.
                  Provident Institutional Funds Trust
                  Columbia Common Stock Fund, Inc.
                  Columbia Growth Fund, Inc.
                  Columbia International Stock Fund, Inc.
                  Columbia Special Fund, Inc.
                  Columbia Small Cap Fund, Inc.
                  Columbia Real Estate Equity Fund, Inc.
                  Columbia Balanced Fund, Inc.
                  Columbia Daily Income Company
                  Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                  Columbia High Yield Fund, Inc.
                  Columbia National Municipal Bond Fund, Inc.
                  Columbia Strategic Value Fund, Inc.
                  Columbia Technology Fund, Inc.
                  GAMNA Series Funds, Inc.
                  WT Investment Trust
                  Kalmar Pooled Investment Trust
                  The RBB Fund, Inc.
                  Robertson Stephens Investment Trust
                  HT Insight Funds, Inc.
                  Harris Insight Funds Trust
                  Hilliard -Lyons Research Trust
                  Warburg Pincus Trust
                  ABN AMRO Funds
                  AFBA 5 Star Funds
                  Alleghany Funds
                  BT Insurance Funds Trust

                  Deutsche Asset Management VIT Funds
                  First Choice Funds Trust
                  Forward Funds, Inc.
                  Hillview Investment Trust II
                  IAA Trust Asset Allocation Fund, Inc.
                  IAA Trust Growth Fund, Inc.
                  IAA Trust Tax Exempt Bond Fund
                  IAA Trust Taxable Fixed Income Series Fund, Inc.
                  IBJ Funds Trust
                  Light Index Funds, Inc.
                  LKCM Funds
                  Matthews International Funds
                  MCM Funds
                  Metropolitan West Funds
                  New Covenant Funds, Inc.
                  Pictet Funds
                  Smith Breeden Series Funds
                  Smith Breeden Trust
                  Stratton Growth Funds, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  The Galaxy Fund
                  The Galaxy VIP Funds
                  Galaxy Fund II
                  The Govett Funds, Inc.
                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Wilshire Target Funds, Inc.
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  WPG Growth and Income Fund
                  WPG Tudor Fund
                  RWB/WPG U.S. Large Stock Fund
                  Tomorrow Funds Retirement Trust

                  The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of PFPC Distributors, Inc.)

                  Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC. a wholly owned subsidiary of PFPC Distributors, Inc.)

                  The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of PFPC Distributors, Inc.)

                  The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of PFPC Distributors, Inc.)

                  ABN AMRO Funds (Distributed by ABN AMRO Distribution Services
                  (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.


         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:


        Name                       Business Address              Positions and Offices with  Positions and Offices
                                                                       PFPC Distributors       with Registrant
Rita G. Adler                   400 Bellevue Parkway              Chief Compliance Officer      None
                                Wilmington, DE 19809
Lisa M. Colon                   3200 Horizon Drive                Vice President                None
                                King of Prussia, PA 19406
Douglas D. Castagna             400 Bellevue Parkway              Controller and Assistant      None
                                Wilmington, DE 19806              Treasurer
Robert F. Crouse                400 Bellevue Parkway              Director                      None
                                Wilmington, DE 19806
Bruno S. DiStefano              3200 Horizon Drive                Vice President                None
                                King of Prussia, PA 19406
Gary M. Gardner                 400 Bellevue Parkway              Director, President & Chief   None
                                Wilmington, DE 19806              Executive Officer

Joseph T. Gramlich              400 Bellevue Parkway              Director, Chairman of the     None
                                Wilmington, DE 19806              Board of Directors

Elizabeth T. Holtsbery          4400 Computer Drive               Vice President                None
                                Westborough, MA 01581
Francis Koudelka                4400 Computer Drive               Director, Vice President      None
                                Westborough, MA 01581
Susan K. Moscaritolo            4400 Computer Drive               Vice President                None
                                Westborough, MA 01581
Christine P. Ritch              4400 Computer Drive               Chief Legal Officer,          None
                                Westborough, MA 01581             Secretary and Clerk

Bradley A. Stearns              4400 Computer Drive               Assistant Secretary and       None
                                Westborough, MA 01581             Assistant Clerk

Craig D. Stokarski              400 Bellevue Parkway              Treasurer and Financial and   None
                                Wilmington, DE 19809              Operations Principal



(c)      Not applicable.

Item 28.  Location of Accounts and Records.

         The accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, PFPC Inc., 3200 Horizon Drive, King Prussia, PA 19406, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii),
(4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025

Item 29.  Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings.

         Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the Trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 12th day of January, 2001.

                                Metropolitan West Funds

                                By:   /s/ Scott B. Dubchansky*
                                      ---------------------------------
                                      Scott B. Dubchansky
                                      Chairman of the Board of Trustees,
                                      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Scott B. Dubchansky*                    Chairman of the Board of Trustees,                   January 12, 2001
------------------------------              President and Principal Executive Officer
Scott B. Dubchansky

/s/ Arlana Williams       *                 Assistant Treasurer and                              January 12, 2001
------------------------------              Principal Accounting and Financial Officer
Arlana Williams

/s/ Keith T. Holmes*                        Trustee                                              January 12, 2001
------------------------------
Keith T. Holmes

/s/ Laird R. Landmann*                      Trustee                                              January 12, 2001
------------------------------
Laird R. Landmann

/s/ Martin Luther King III*                 Trustee                                              January 12, 2001
------------------------------
Martin Luther King III

/s/ Daniel D. Villanueva*                   Trustee                                              January 12, 2001
------------------------------
Daniel D. Villanueva

/s/ James M. Lippman*                       Trustee                                              January 12, 2001
------------------------------
James M. Lippman

*by  s/s David A Hearth
------------------------------
    David A. Hearth, Attorney-in-Fact
    pursuant to Power of Attorney
    previously filed

                             METROPOLITAN WEST FUNDS

                                INDEX OF EXHIBITS

Item 23.  Exhibits

(e) Underwriting Agreement between Metropolitan West Funds and PFPC Distributors, Inc.

(h)(3)   Form of Amendment to Services Agreement dated November 13, 2000